Schedule of Non-Recurring Fair Value Measurement (Details) - USD ($)	Sep. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Stand-ready guarantee liability	$ 718,731	$ 1,245,416
Fair Value, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Stand-ready guarantee liability	10,000.00	2,135,000
Carrying amount	2,135,000	2,000,000
Fair value	2,135,000
Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Stand-ready guarantee liability
Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Stand-ready guarantee liability
Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Stand-ready guarantee liability	$ 2,135,000	$ 2,135,000